Nature of Operations and Going Concern (Details Narrative) - CAD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of reserves within equity [abstract]
Losses from inception	$ (23,028,169)		$ (22,326,312)	$ (18,120,590)
Net cash from operating activities	$ (265,741)	$ (1,226,477)	$ (1,555,162)	$ (5,094,895)	$ (4,958,593)